SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS
Summary of ownership interests in significant subsidiaries

	Accounting	December 31,	December 31,
	method	2020	2019
RTC	Consolidated	100.0%	100.0%
MTS Turkmenistan (Note 11)	Consolidated	100.0%	100.0%
MTS Armenia	Consolidated	100.0%	100.0%
MTS IT	Consolidated	100.0%	100.0%
Nvision Czech Republic	Consolidated	100.0%	100.0%
Sputnikovoe TV	Consolidated	100.0%	100.0%
Stream	Consolidated	100.0%	100.0%
Dega	Consolidated	100.0%	100.0%
Stream Digital	Consolidated	100.0%	100.0%
MTS Energo	Consolidated	100.0%	100.0%
MDTZK LLC (Ticketland) (Note 5)	Consolidated	100.0%	100.0%
IT Grad (Note 5)	Consolidated	100.0%	100.0%
Kinopolis (Note 5)	Consolidated	100.0%	100.0%
MTS Media	Consolidated	100.0%	100.0%
MTS Artificial Intelligence	Consolidated	100.0%	100.0%
Stopol (Note 5)	Consolidated	100.0%	—
Sibintertelecom (1)	Consolidated	—	100.0%
RIKT (1)	Consolidated	—	100.0%
Nvision Group (2) (Note 12)	Consolidated	—	100.0%
Kulturnaya Sluzhba (Ponominalu) (Note 5)	Consolidated	100.0%	89.1%
MTS Bank (Note 5)	Consolidated	99.9%	99.9%
MGTS Group	Consolidated	94.7%	94.7%
Navigation Information Systems Group	Consolidated	94.7%	94.7%
Oblachny Retail LLC	Consolidated	50.8%	50.8%
MTS International Funding Limited (3) (“MTS International”)	Consolidated	SE	SE
"Zelenaya Tochka" Group (Note 5 )	Equity	51.0%	—
MTS Belarus (Note 17)	Equity	49.0%	49.0%
Sistema Capital	Equity	30.0%	30.0%
Zifrovoe TV	Equity	20.0%	20.0%
YouDo Web Technologies (Note 17)	Equity	15.5%	15.5%
SWIPGLOBAL	Equity	15.0%	15.0%
(1)	Merged with PJSC MTS in 2020.
(2)	Disposed on October 30, 2020.
(3)

A company organized and existing as a private limited company under the laws of Ireland. The Group does not have any equity in MTS International. It was established for the purpose of raising capital through the issuance of debt securities on the Irish Stock Exchange followed by transferring the proceeds through a loan facility to the Group. In 2010 and 2013, MTS International issued USD 750 million 8.625% notes due in 2020 (fully repaid in June 2020) and USD 500 million 5.0% notes due in 2023, respectively (Note 25). The notes are guaranteed by MTS PJSC in the event of default. MTS International does not perform any other activities except those required for notes servicing. The Group bears all costs incurred by MTS International in connection with the notes’ maintenance activities. Accordingly, the Group concluded that it exercises control over the entity.

Schedule of standards, interpretations and amendments adopted
Amendments to Conceptual Framework	Conceptual Framework in IFRS standards
Amendments to IFRS 3	Definition of a Business
Amendments to IAS 1 and IAS 8	Definition of Material
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform and its Effects on Financial Reporting
Amendment to IFRS 16	COVID-19 Related Rent Concessions

Schedule of not applied new and revised IFRSs that have been issued but not yet effective

Amendments to IFRS9, IAS39, IFRS7, IFRS 4 and IFRS16	Interest Rate Benchmark Reform (Phase 2) (1)
Amendments to IAS 37	Onerous contracts–Cost of fulfilling a contract (2)
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use (2)
Amendments to IFRS 3	Reference to Conceptual Framework (2)
Amendments to IFRS	Annual Improvements to IFRSs (2018-2020 Cycle) (2)
Amendments to IAS 1	Classification of Liabilities as Current or Non-Current (3)
IFRS 17 and amendments to IFRS17	Insurance Contracts (3)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
(1)	Effective for annual periods beginning on or after January 1, 2021, with earlier application permitted.
(2)	Effective for annual periods beginning on or after January 1, 2022, with earlier application permitted.
(3)	Effective for annual periods beginning on or after January 1, 2023, with earlier application permitted.
(4)	The effective date for these amendments was deferred indefinitely. Early adoption continues to be permitted.